GENERAL AND ADMINISTRATIVE EXPENSES - Disclosure of Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Selling, general and administrative expense [abstract]
Corporate administration	$ 9,001	$ 9,190
Salaries and benefits	17,217	17,570
Audit, legal and professional fees	10,229	9,090
Filing and listing fees	1,076	610
Directors' fees and expenses	583	743
Depreciation	1,491	1,506
Total selling, general and administrative expense	$ 39,597	$ 38,709